RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 - RELATED PARTY TRANSACTIONS

Mr. Thomas Glasner Larsen is an affiliate of GK Partners and was a member of our board of directors from February 23, 2023, until his voluntary retirement on June 9, 2023. He was also a beneficial owner of a controlling interest in Nordicus Partners A/S until its acquisition by us on February 23, 2023.

On April 11, 2022, effective April 1, 2022, we issued to GK Partners, for financial services, a warrant to immediately purchase up to 6,000,000 shares of our common stock at an exercise price of $1.00 per share, which expires on December 31, 2023. On February 14, 2023, GK Partners exercised a portion of its warrant for 115,000 shares. The exercise price was $1.00 per share for total proceeds of $115,000. On June 26, 2023, GK Partners exercised a portion of its warrant for 25,000 shares. The exercise price was $1.00 per share for total proceeds of $25,000. On July 26, 2023, GK Partners exercised a portion of its warrant for 25,000 shares. The exercise price was $1.00 per share for total proceeds of $25,000. On August 24, 2023, GK Partners exercised a portion of its warrant for 30,000 shares. The exercise price was $1.00 per share for total proceeds of $30,000. During September 2023, GK Partners exercised a portion of its warrant for 25,000 shares. The exercise price was $1.00 per share for total proceeds of $25,000.

On February 23, 2023, pursuant to the Contribution Agreement by and among the Company, Nordicus Partners A/S, GK Partners ApS (“GK Partners”), Henrik Rouf and Life Science Power House ApS (“LSPH”), we issued 2,500,000 shares of the common stock (Note 1).

On June 20, 2023, the Company and GK Partners ApS (the “Seller”) entered into a Stock Purchase and Sale Agreement (the “Agreement”), under which the Seller sold to the Company 5,000,000 restricted shares of common stock of Myson, Inc. In exchange, the Company issued 2,500,000 restricted shares of its common stock to the Seller.

Mr. Bennett Yankowitz, our chief financial officer and a director, was affiliated with legal counsel who provided us with general legal services (the “Affiliate”). We recorded legal fees to the Affiliate of $19,527 and $13,716 for the six months ended September 30, 2023 and 2022, respectively. As of September 30, 2023 and March 31, 2023, we had a $0 and $6,574 payable due to the Affiliate.

As of March 31, 2023, the Company had a receivable of $44,481, due from GK Partners. The amount was received in Q1 FY 2024.

On April 17, 2023, our Board of Directors approved an employment agreement for our chief executive officer, Henrik Rouf, and a consulting agreement for our chief financial officer, Bennett J. Yankowitz.

Our employment agreement with Henrik Rouf, our chief executive officer, provides for a base salary of $72,000 per year, commencing April 1, 2023, and has a term of one year.

Our consulting agreement with Bennett Yankowitz, our chief financial officer and a member of our board of directors, provides for a base salary of $36,000 per year, commencing April 1, 2023, and has a term of one year.

During the quarter ended September 30, 2023, we paid Shumaker Mallory LLP $3,442 for legal services. Mr. Yankowitz is of counsel to such firm.

NOTE 4 - RELATED PARTY TRANSACTIONS

Mr. Michael Adams, our former chief executive officer, was a non-employee consultant and holder of less than 1.0% of our outstanding common stock as of March 31, 2022. During the fiscal years ended March 31, 2023 and 2022, Mr. Adams earned $0 and $12,000, respectively, in consulting fees and was reimbursed $0 and $2,000, respectively, for office expenses and car allowance. On October 12, 2022, Mr. Adams resigned as our chief executive officer and sole director, and Mr. Bennett J. Yankowitz was appointed as our chief executive officer and sole director.

Mr. Tom Glasner Larsen is an affiliate of GK Partners and was a member of our board of directors from February 23, 2023, until his voluntary retirement on June 9, 2023. He was also a beneficial owner of a controlling interest in Nordicus Partners A/S until its acquisition by us on February 23, 2023.

On April 11, 2022, effective April 1, 2022, we issued to GK Partners, for financial services, a warrant to immediately purchase up to 6,000,000 shares of our common stock at an exercise price of $1.00 per share, which expires on December 31, 2023. On February 14, 2023, GK Partners exercised a portion of its warrant for 115,000 shares. The exercise price was $1.00 per share for total proceeds of $115,000.

On February 23, 2023, pursuant to the Contribution Agreement by and among the Company, Nordicus Partners A/S, GK Partners ApS (“GK Partners”), Henrik Rouf and Life Science Power House ApS (“LSPH”), we issued 2,500,000 shares of the common stock (Note 1).

On June 20, 2023, the Company and GK Partners ApS (the “Seller”) entered into a Stock Purchase and Sale Agreement (the “Agreement”), under which the Seller sold to the Company 5,000,000 restricted shares of common stock of Mag Mile Capital Inc. (formerly Myson, Inc.) In exchange, the Company issued 2,500,000 restricted shares of its common stock to the Seller.

Mr. Bennett Yankowitz, our chief financial officer and a director, was affiliated with legal counsel who provided us with general legal services (the “Affiliate”). We recorded legal fees paid to the Affiliate of $35,415 and $11,453 for the fiscal years ended March 31, 2023 and 2022, respectively. As of March 31, 2023 and 2022 we had a $12,217 and $11,512 payable due to the Affiliate. Mr. Yankowitz does not currently receive cash compensation for acting as our chief financial officer and director.

On November 28, 2022, we issued Mr. Yankowitz a warrant to purchase 250,000 shares of the Company’s Common Stock. The warrants have an exercise price of $1.00 per share and expire on December 31, 2027. The warrants were issued as compensation for his acting as the sole director and the chief executive officer of the Company. Refer to Note 8 valuation detail.

As of March 31, 2023, the Company has a receivable of $44,481, due from GK Partners. The amount was received in Q1 FY 2024.